DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivative Liability (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Changes in Derivative Liability [Abstract]
Derivative Liability	$ 696,648	$ 496,827
Gain on Derivative Liability	(350,393)	204,114
Settlement to APIC from Conversion	(36,033)	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	356,908	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	111,026	204,114
Derivative Liability	$ 778,156	$ 696,648